Financial Risks - Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase by 15% of USD currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	€ 1	€ 260
Estimated approximate effects on shareholders' equity	1,909	2,159
Increase by 15% of GBP currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	4	21
Estimated approximate effects on shareholders' equity	269	321
Increase by 15% of non Euro currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	20	265
Estimated approximate effects on shareholders' equity	2,301	2,598
Decrease by 15% of USD currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	3	(189)
Estimated approximate effects on shareholders' equity	(1,389)	(1,566)
Decrease by 15% of GBP currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(2)	(16)
Estimated approximate effects on shareholders' equity	(179)	(216)
Decrease by 15% of non Euro currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(9)	(184)
Estimated approximate effects on shareholders' equity	€ (1,659)	€ (1,868)